Net income (loss) per share (Details Textual)	12 Months Ended
Dec. 31, 2016 shares
Stock Option Plan [Member]
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	866,241
Performance Incentive Plan [Member]
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	648,037